Earnings per Share - Summary of Anti-dilutive Securities (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding (in shares)	14,074,986		1,013,103	980,339	678,232
Warrants outstanding, exercise price (in dollars per share)	$ 11.50		$ 0.01	$ 0.01
Antidilutive securities (in shares)	12,900,000	13,100,000	8,337,653,000	7,002,258,000
$0.01 Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding (in shares)			132,099	132,099
Warrants outstanding, exercise price (in dollars per share)	$ 0.01		$ 0.01
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			881,004,000	848,240,000
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			7,207,044,000	5,904,413,000
Performance awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			249,605,000	249,605,000